Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net Loss	$ (232,254)	$ (3,001,182)	$ (3,288,519)	$ (4,672,348)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued Interest	(146,084)	636,535	826,225	298,979
Share Payable	(6,266)	100,349	132,849	81,694
Stock-Based Compensation	700,140	137,006	179,766	556,222
Amortization of Debt Discount	100,781	46,410	50,629	462,170
Amortization of Debt Issue Costs				143,906
Loan Extension Fees		997,253	997,253	1,864,153
Deferred Offering Costs			(6,647)
Interest Payment in Shares		280,000	280,000
Change in Fair Value of Stock-Based Compensation Liability – Software Expense	39,998
Other Expense – Stock-Based Compensation Liability	133,331
Issuance of Common Stock for Services – Marketing Expenses	133,334
Issuance of Common Stock for Services – Software Expenses	159,091
Foreign Currency Gain (Loss)	(437)
Net Unrealized Gain on Equity Securities	(4,080,000)
Changes in operating assets and liabilities:
Prepaid Expenses and Other Current Assets	(28,647)
Accounts Receivable				100,000
Other Receivable	17,398			(34,667)
Other Current Assets	(15,000)	12,459	12,228	(28,659)
Other Assets			8,639
Accounts Payable	(752,266)	553,234	489,577	451,339
Related Party Payable	(24,303)	14,067	14,692	(33,952)
Accrued Payroll	(251,043)	154,698	203,733	(3,339)
Accrued Liabilities	28,893	(529,382)	(567,106)	37,506
Other Current Liabilities	7,373	70,049	95,000
Net Cash Flows Used In Operating Activities	(4,215,961)	(528,504)	(571,681)	(776,996)
INVESTING ACTIVITIES
Investment in Equity Securities	(4,000,000)
Net Cash Flows Used In Investing Activities	(4,000,000)
FINANCING ACTIVITIES
Proceeds from Notes Payable	101,650	292,900	322,900
Repayment of Notes Payable	(399,126)	(25,000)	(25,000)
Cash paid for the settlement of the Stock-Based Compensation Liability	(250,000)
Repayment of Convertible Debt – December 2024, net	(227,500)
Proceeds from Convertible Debt	105,000	151,620	169,120	252,506
Proceeds from the sale of Common Stock in IPO	6,785,000
Proceeds from the sale of Common Stock		100,000	100,000
Offering Costs Paid, Netted against IPO Proceeds	(1,250,800)
Offering Costs Paid	(761,422)	(5,000)		(2,000)
Offering Costs Paid, Netted against PIPE Offering Proceeds	(1,321,205)
Proceeds from the sale of Series B Convertible Preferred Stock and Warrants	15,000,000
Proceeds from the Collection of Subscription Receivable	713
Net Cash Flows from Financing Activities	17,782,310	514,520	567,020	250,506
Net change in cash	9,566,349	(13,984)	(4,661)	(526,490)
Cash and Equivalents at the beginning of the year	29,228	33,889	33,889	560,379
Cash and Equivalents at the end of the year	9,595,577	19,905	29,228	33,889
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest	532,943	25,000	25,000
NONCASH INVESTING AND FINANCING ACTIVITIES
Deferred Offering Costs			608,341	610,835
Conversion of Convertible Debt and Accrued Interest into Common Stock	6,765,772
Issuance of Underwriter Warrants included as Offering Costs	130,980
Change in Stock-Based Compensation Liability Capitalized to Implementation Costs	76,671
Prepaid Expenses Reclassified to Issuance of Common Stock for Services – Software Expense	62
Prepaid Expenses Reclassified to Capitalized Implementation Costs	63
Issuance of Common Stock for Capitalized Implementation Costs	312,437
Deferred Offering Costs In Connection with IPO		295,019
Deferred Offering Costs at December 31, 2024 Reclassified to Offering Costs	1,219,176
Other Current Assets Reclassified to Other Receivables	18,081
Other Current Assets Reclassified to Prepaid Expenses	250
Write Off of Deferred Offering Costs Accrued at December 31, 2024	115,000
Conversion of Series A Preferred Stock to Common Stock	420
Prepaid Expenses Recognized by Issuance of Common Stock	66,666
Issuance of Shares Payable – Subscription	25,000		351,405
Issuance of Placement Agent and H.C. Wainwright Warrants included as Offering Costs – PIPE Offering	1,106,389
Issuance of Common Stock for Services Included in Offering Costs – PIPE Offering	258,000
Shares Payable and Offering Costs – PIPE Offering	$ 220,200
Other Assets paid for with Shares			$ 125